Liabilities for Quality Assurance - Summary of Net Changes in Liabilities for Recalls and Other Safety Measures (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023	Mar. 31, 2022
Liabilities for recalls and other safety measures [Abstract]
Liabilities for recalls and other safety measures at beginning of year	¥ 1,194,156	¥ 1,171,213	¥ 1,093,689
Additional provisions	288,278	231,874	245,542
Utilization	(188,902)	(178,124)	(165,482)
Reversals	(31,248)	(35,643)	(9,389)
Other	9,406	4,836	6,853
Liabilities for recalls and other safety measures at end of year	¥ 1,271,690	¥ 1,194,156	¥ 1,171,213